Risk Report - Asset Quality - Financial Assets at amortized cost - Development of Forborne financial assets at amortized cost (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Development of Forborne financial assets at amortized cost [Abstract]
Balance, beginning of the year	€ 12,464	€ 11,143
Classified as forborne during the year	8,572	4,007
Transferred to non-forborne during the year (including repayments)	(6,020)	(2,500)
Charge-offs	(211)	(80)
Exchange rate and other movements	521	(106)
Balance, end of the year	€ 15,326	€ 12,464